DISTRIBUTION OF INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Distribution Of Income [Abstract]
Schedule of appropriations to reserves
	2013	2013	2012	2011
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	826	5,035	-	16,214
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-

	826	5,035	-	16,214